Document and Entity Information	0 Months Ended
Aug. 31, 2013
Risk/Return:
Document Type	497
Document Period End Date	Aug. 31, 2013
Registrant Name	DREYFUS MUNICIPAL FUNDS INC
Central Index Key	0000878092
Amendment Flag	false
Document Creation Date	Nov. 21, 2014
Document Effective Date	Nov. 21, 2014
Prospectus Date	Nov. 21, 2014
Dreyfus High Yield Municipal Bond Fund | Class Z
Risk/Return:
Trading Symbol	DHMBX
Dreyfus High Yield Municipal Bond Fund | Class A
Risk/Return:
Trading Symbol	DHYAX
Dreyfus High Yield Municipal Bond Fund | Class C
Risk/Return:
Trading Symbol	DHYCX
Dreyfus High Yield Municipal Bond Fund | Class I Shares
Risk/Return:
Trading Symbol	DYBIX
Dreyfus High Yield Municipal Bond Fund | Class Y
Risk/Return:
Trading Symbol	DHYYX
Dreyfus AMT-Free Municipal Bond Fund | Class A
Risk/Return:
Trading Symbol	DMUAX
Dreyfus AMT-Free Municipal Bond Fund | Class C
Risk/Return:
Trading Symbol	DMUCX
Dreyfus AMT-Free Municipal Bond Fund | Class Z
Risk/Return:
Trading Symbol	DRMBX
Dreyfus AMT-Free Municipal Bond Fund | Class I Shares
Risk/Return:
Trading Symbol	DMBIX
Dreyfus AMT-Free Municipal Bond Fund | Class Y
Risk/Return:
Trading Symbol	DMUYX